DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Assumptions for Fair Value Measurement Model

The Company determined the fair value of the conversion feature to be $35,096,383 at March 31, 2016 using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$7.17
Conversion price (1)	$4.05
Risk free interest rate (2)	0.59%
Conversion notes lives in years	1.08
Expected volatility (3)	251%
Expected dividend yield (4)	—

(1)	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair of the Series D Warrants and Subordination Warrants to be $9,019,277 at March 31, 2016 using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 using the following assumptions:

Trading price of common stock on measurement date	$7.17
Exercise price (1)	$5.60
Risk free interest rate (2)	1.21%
Warrant lives in years	5.25
Expected volatility (3)	230%
Expected dividend yield (4)	—

(1)	The exercise price of the Series D and Subordination Warrants as defined in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair of the Series E Warrants to be $11,390,400 at issuance and $11,978,400 at March 31, 2016 using a Black Scholes valuation model using the following assumptions:

	February 24, 2016	March 31, 2016
Trading price of common stock on measurement date	$6.82	$7.17
Exercise price (1)	$8.75	$8.75
Risk free interest rate (2)	2.73%	2.75%
Warrant lives in years	6.01	5.91
Expected volatility (3)	225%	230%
Expected dividend yield (4)	—	—

(1)	The exercise price of the Series E Warrants as defined in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the conversion feature using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$32.90 - $38.50
Conversion price (1)	$30.45 - $36.05
Risk free interest rate (2)	0.86%
Conversion notes lives in years	1.33
Expected volatility (3)	215%
Expected dividend yield (4)	—
Expected probability of shareholder approval (5)	85%

(1)	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.

The fair values of the Series D Warrants and Subordination Warrants were determined using a binomial valuation model which included additional warrants to be issued on December 31, 2016 and the following assumptions:

Trading price of common stock on measurement date	$32.90 - $38.50
Exercise price (1)	$64.75
Risk free interest rate (2)	1.80%
Warrant lives in years	5.50
Expected volatility (3)	215%
Expected dividend yield (4)	—

(1)	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Summary of Change in the Value of the Derivative Liabilities

The following summarizes the total change in the value of the derivative liabilities during the three months ended March 31, 2106:

As of March 31, 2016:
Balance at January 1, 2016	$43,181,472
Issuance of warrants and option	5,091,677
Exercise of warrants	(12,384,852)
Change in fair value of warrant and option liability	20,219,263

Balance at March 31, 2016	$56,107,560

The following summarizes the total change in the value of the derivative liabilities during the years ended December 31, 2015 and 2014:

As of December 31, 2014:
Balance at January 1, 2014	$—
Issuance of warrants and option	2,487,726
Exercise of warrants	(885,259)
Change in fair value of warrant and option liability	8,396,169

Balance at December 31, 2014	$9,998,636

As of December 31, 2015:
Balance at January 1, 2015	$9,998,636
Issuance of warrants, unit purchase option and convertible note	56,026,979
Exercise and expiration of warrants and unit purchase option	(42,558,951)
Change in fair value of warrant, option and conversion feature liability	19,714,808

Balance at December 31, 2015	$43,181,472